Schedule of Investments (unaudited) May 31, 2019	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

New York — 97.8%
Battery Park City Authority RB
5.00%, 11/01/20	$20	$21,018
5.00%, 11/01/30 (Call 11/01/23)	100	114,629
Series A, 5.00%, 11/01/21	1,115	1,212,663
Series A, 5.00%, 11/01/22	365	410,030
Series A, 5.00%, 11/01/23	200	231,106
Series A, 5.00%, 11/01/24 (Call 11/01/23)	955	1,105,747
Brooklyn Arena Local Development Corp. RB
6.25%, 07/15/40 (PR 01/15/20)	125	128,816
6.38%, 07/15/43 (PR 01/15/20)	700	721,903
City of New York NY GO
5.00%, 08/01/26	500	618,450
5.00%, 08/01/34 (Call 02/01/29)	1,000	1,250,760
Series 2015-1, 5.00%, 08/01/23	250	286,220
Series A, 5.00%, 08/01/21	500	538,340
Series A, 5.00%, 08/01/22	500	555,515
Series A, 5.00%, 08/01/23	400	457,952
Series A, 5.00%, 08/01/26	430	531,867
Series A, 5.00%, 08/01/26 (Call 02/01/24)	350	404,635
Series A, 5.00%, 08/01/26 (Call 08/01/25)	250	300,673
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,000	1,254,660
Series A-1, 5.00%, 08/01/27 (Call 08/01/21)	250	268,728
Series A-1, 5.00%, 08/01/31 (Call 08/01/21)	200	214,672
Series A-1, 5.00%, 10/01/32 (Call 10/01/22)	500	553,470
Series A-1, 5.00%, 08/01/33 (Call 08/01/26)	500	600,895
Series A-1, 5.00%, 08/01/37 (Call 08/01/26)	500	593,355
Series B, 5.00%, 08/01/20	100	104,215
Series B, 5.00%, 08/01/22	845	938,820
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	565	683,192
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	250	296,163
Series C, 5.00%, 08/01/19	680	683,964
Series C, 5.00%, 08/01/20	500	521,075
Series C, 5.00%, 08/01/21 (Call 08/01/19)	300	301,728
Series C, 5.00%, 08/01/22	475	527,739
Series C, 5.00%, 08/01/23	500	572,440
Series C, 5.00%, 08/01/26	1,000	1,236,900
Series C, 5.00%, 08/01/26 (Call 02/01/26)	1,000	1,218,330
Series C, 5.00%, 08/01/28 (Call 02/01/26)	500	605,885
Series C, 5.00%, 08/01/28 (Call 02/01/27)	645	799,813
Series C, 5.00%, 08/01/33 (Call 02/01/25)	250	290,743
Series D, 4.00%, 12/01/41 (Call 12/01/28)	1,000	1,114,200
Series D, 5.00%, 12/01/35 (Call 12/01/28)	500	619,585
Series D-1, 5.00%, 10/01/30 (Call 10/01/21)	500	539,560
Series E, 5.00%, 08/01/23	740	847,211
Series E, 5.00%, 08/01/24	470	553,876
Series E, 5.00%, 08/01/27 (Call 08/01/19)	355	357,013
Series E, 5.00%, 08/01/27 (PR 08/01/19)	145	145,850
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	400	442,940
Series F, 5.00%, 08/01/21	240	258,403
Series F, 5.00%, 08/01/31 (Call 02/01/22)	250	271,853
Series F-1, 5.00%, 03/01/32 (Call 03/01/23)	350	390,964
Series F-1, 5.00%, 06/01/35 (Call 06/01/25)	500	582,950
Series F-1, 5.00%, 03/01/37 (Call 03/01/23)	500	555,875
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	500	598,990
Series F-3, 5.00%, 12/01/25	500	609,600
Series G-1, 5.00%, 04/01/22	500	549,845
Series G-1, 5.00%, 04/01/26 (Call 04/01/22)	1,000	1,097,060
Series G-1, 5.00%, 04/01/27 (Call 04/01/22)	250	273,973
Series I, 5.00%, 08/01/23 (Call 08/01/22)	1,000	1,111,030
Series I, 5.00%, 08/01/27 (Call 08/01/22)	725	802,415

Security	Par (000)	Value

New York (continued)
Series J, 5.00%, 08/01/21	$600	$646,008
Series J, 5.00%, 08/01/23	1,000	1,144,880
Series J, 5.00%, 08/01/25 (Call 08/01/24)	1,100	1,291,510
Series J, 5.00%, 08/01/32 (Call 08/01/24)	525	607,609
City of Rochester NY GOL, 4.00%, 02/15/21	1,000	1,044,820
City of Yonkers NY GOL
5.00%, 09/01/20 (AGM)	1,000	1,045,030
5.00%, 10/01/23 (BAM)	335	386,158
County of Monroe NY GOL
5.00%, 06/01/20 (BAM)	1,000	1,035,130
5.00%, 06/01/26 (AGM)	250	307,700
County of Nassau NY GOL
5.00%, 07/01/33 (Call 07/01/28) (AGM)	1,000	1,234,770
Series A, 5.00%, 01/01/22	500	545,285
Series B, 5.00%, 04/01/43 (Call 04/01/23)	500	550,700
Series C, 5.00%, 10/01/21	500	541,230
Series C, 5.00%, 10/01/27	975	1,224,239
County of Suffolk NY GOL,
Series C, 5.00%, 05/01/25 (Call 05/01/24)	2,575	2,961,791
County of Westchester NY GOL
5.00%, 07/01/23	300	344,430
Series A, 5.00%, 01/01/22	600	657,384
Series A, 5.00%, 12/01/24	1,000	1,196,380
Dutchess County Local Development Corp. RB, 5.00%, 07/01/42 (Call 07/01/27)	750	887,355
Erie County Fiscal Stability Authority RB
5.00%, 05/15/21	670	719,258
Series D, 5.00%, 09/01/37 (Call 09/01/27)	445	536,861
Erie County Industrial Development Agency (The) RB
5.00%, 05/01/21 (SAW)	100	107,245
5.00%, 05/01/22 (SAW)	220	243,357
5.00%, 05/01/25 (Call 05/01/22) (SAW)	795	874,134
Hudson Yards Infrastructure Corp. RB
4.00%, 02/15/36 (Call 02/15/27)	1,930	2,130,990
Series 2012-A, 5.25%, 02/15/47 (Call 02/15/21)	480	508,450
Series 2012-A, 5.25%, 02/15/47 (PR 02/15/21)	20	21,318
Series 2012-A, 5.75%, 02/15/47 (Call 02/15/21)	385	410,991
Series 2012-A, 5.75%, 02/15/47 (PR 02/15/21)	615	660,670
Series A, 4.00%, 02/15/44 (Call 02/15/27)	1,200	1,301,892
Series A, 5.00%, 02/15/23	250	283,245
Series A, 5.00%, 02/15/26	200	246,332
Series A, 5.00%, 02/15/29 (Call 02/15/27)	400	500,296
Series A, 5.00%, 02/15/31 (Call 02/15/27)	100	123,188
Series A, 5.00%, 02/15/33 (Call 02/15/27)	500	609,540
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,400	1,689,254
Series A, 5.00%, 02/15/37 (Call 02/15/27)	1,170	1,398,957
Series A, 5.00%, 02/15/38 (Call 02/15/27)	500	595,945
Series A, 5.00%, 02/15/39 (Call 02/15/27)	200	237,704
Series A, 5.00%, 02/15/42 (Call 02/15/27)	200	236,394
Series A, 5.00%, 02/15/45 (Call 02/15/27)	650	766,304
Long Island Power Authority RB
5.00%, 09/01/21	200	215,914
5.00%, 09/01/31 (Call 09/01/27)	1,000	1,228,570
5.00%, 09/01/38 (Call 09/01/28)	250	304,117
5.00%, 09/01/42 (Call 09/01/27)	2,420	2,877,065
Series 2015-B, 5.00%, 09/01/45 (Call 09/01/25)	750	858,562
Series A, 5.00%, 09/01/35 (Call 09/01/24)	250	285,073
Series A, 5.00%, 05/01/38 (PR 05/01/21)	1,000	1,069,110
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,490	1,679,528
Series B, 5.00%, 09/01/29 (Call 09/01/22)	250	276,250
Series B, 5.00%, 09/01/30 (Call 09/01/26)	965	1,168,171
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	585,290

1

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority RB
Series A, 0.00%, 11/15/30(a)	$850	$629,280
Series A, 5.00%, 11/15/24 (Call 11/15/22)	250	280,370
Series A, 5.00%, 11/15/37 (PR 11/15/21)	455	495,763
Series A, 5.00%, 11/15/43 (PR 05/15/23)	320	365,277
Series A, 5.00%, 11/15/46 (PR 11/15/21)	500	544,795
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	1,330	1,518,847
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	350	386,547
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,000	1,157,770
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	200	231,914
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	500	614,540
Series B, 5.00%, 11/15/22	600	670,098
Series B, 5.00%, 11/15/24	500	587,070
Series B, 5.00%, 11/15/25	250	300,038
Series B, 5.00%, 11/15/26	625	765,675
Series B, 5.00%, 11/15/34 (PR 11/15/19)	650	660,770
Series B, 5.00%, 11/15/37 (Call 11/15/26)	1,500	1,770,150
Series B, 5.00%, 11/15/44 (Call 05/15/24)	400	444,412
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,220,520
Series B-1, 5.00%, 11/15/46 (Call 11/15/26)	630	740,741
Series C, 5.00%, 11/15/22	260	290,376
Series C, 5.00%, 11/15/22 (ETM)	150	168,866
Series C, 5.00%, 11/15/41 (Call 11/15/22)	275	299,932
Series C, 5.00%, 11/15/41 (PR 11/15/22)	225	253,298
Series C, 5.00%, 11/15/42 (Call 05/15/23)	1,200	1,314,624
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,000	2,228,440
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	400	440,628
Series C-1, 5.00%, 11/15/25	200	240,030
Series C-1, 5.00%, 11/15/34 (Call 11/15/25)	350	409,773
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	1,200	1,456,428
Series C-2, 0.00%, 11/15/27(a)	1,000	824,980
Series C-2, 0.00%, 11/15/29(a)	1,000	768,400
Series C-2, 4.00%, 11/15/33 (Put 08/15/20)(b)(c)	150	154,032
Series C-2B, 5.00%, 11/15/34 (Put 02/15/20)(b)(c)	250	255,653
Series D, 4.00%, 11/15/32 (Call 11/15/22)	250	264,228
Series D, 4.00%, 11/15/42 (Call 05/15/28)	1,250	1,366,300
Series D, 5.00%, 11/15/19	690	701,026
Series D, 5.00%, 11/15/25 (Call 11/15/22)	1,230	1,368,473
Series D, 5.00%, 11/15/27 (Call 11/15/19)	270	274,107
Series D, 5.00%, 11/15/28 (Call 11/15/22)	500	553,530
Series D, 5.00%, 11/15/30 (Call 11/15/22)	890	982,765
Series D, 5.00%, 11/15/30 (Call 11/15/26)	500	606,625
Series D, 5.00%, 11/15/34 (PR 11/15/20)	1,015	1,069,262
Series D, 5.00%, 11/15/38 (Call 11/15/23)	250	277,890
Series D, 5.25%, 11/15/28 (PR 11/15/20)	700	739,928
Series D-1, 5.00%, 11/01/22	250	278,890
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	900	1,018,035
Series E, 4.00%, 11/15/38 (Call 11/15/22)	105	109,732
Series E-1, 5.00%, 11/15/42 (Call 11/15/22)	90	98,082
Series E-1, 5.00%, 11/15/42 (PR 11/15/22)	525	591,029
Series F, 5.00%, 11/15/30 (Call 11/15/22)	250	276,058
Monroe County Industrial Development Corp./NY RB, Series C, 4.00%, 07/01/43 (Call 07/01/27)	1,550	1,688,043
MTA Hudson Rail Yards Trust Obligations RB, Series A, 5.00%, 11/15/56 (Call 11/15/23)	1,000	1,099,990
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/22	1,285	1,446,190
New York City Educational Construction Fund RB, Series A, 5.75%, 04/01/41 (Call 04/01/21)	445	477,578
New York City Industrial Development Agency RB
4.50%, 03/01/39 (Call 07/01/19) (FGIC)	270	270,348
5.00%, 03/01/31 (Call 07/01/19) (FGIC)	210	211,577

Security	Par (000)	Value

New York (continued)
5.00%, 03/01/36 (Call 07/01/19) (NPFGC)	$275	$275,630
5.00%, 03/01/46 (Call 07/01/19) (FGIC)	455	457,348
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/32 (Call 07/15/22) (SAW)	340	375,187
Series S-1, 5.00%, 07/15/33 (Call 07/15/21) (SAW)	420	449,358
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW)	425	486,735
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	560	651,812
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW)	500	580,130
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW)	500	555,070
Series S-3, 4.00%, 07/15/46 (Call 07/15/28) (SAW)	380	416,366
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	625,145
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	625,145
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 11/01/38 (Call 05/01/29)	1,000	1,126,030
4.00%, 11/01/42 (Call 05/01/29)	1,500	1,674,615
5.00%, 05/01/32 (Call 05/01/26)	500	599,480
5.00%, 05/01/40 (Call 05/01/26)	1,000	1,173,620
Series A, 5.00%, 11/01/21	500	543,300
Series A, 5.00%, 11/01/27 (Call 11/01/21)	400	433,944
Series A, 5.00%, 11/01/38 (Call 11/01/23)	350	395,157
Series A-1, 5.00%, 08/01/24	500	591,415
Series A-1, 5.00%, 08/01/31 (Call 08/01/24)	340	395,797
Series A-1, 5.00%, 08/01/33 (Call 08/01/24)	325	376,629
Series A-1, 5.00%, 08/01/36 (Call 08/01/25)	1,000	1,172,760
Series A-1, 5.00%, 08/01/36 (Call 08/01/28)	1,000	1,227,940
Series A-1, 5.00%, 11/01/42 (Call 11/01/23)	400	450,824
Series A-2, 5.00%, 08/01/36 (Call 08/01/27)	1,000	1,207,730
Series A-3, 4.00%, 08/01/43 (Call 08/01/27)	400	438,992
Series B, 5.00%, 11/01/19	400	405,984
Series B, 5.00%, 11/01/20	350	367,808
Series B, 5.00%, 11/01/20 (Call 11/01/19)	125	126,906
Series B, 5.00%, 11/01/20 (PR 11/01/19)	50	50,746
Series B, 5.00%, 11/01/30 (Call 11/01/22)	275	306,468
Series B-1, 4.00%, 08/01/42 (Call 08/01/27)	1,350	1,482,516
Series B-1, 5.00%, 11/01/28 (Call 11/01/25)	500	603,470
Series B-1, 5.00%, 08/01/29 (Call 08/01/24)	500	584,880
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,225,260
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	1,000	1,232,850
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	500	590,405
Series B-1, 5.00%, 11/01/37 (Call 05/01/24)	1,500	1,711,755
Series B-1, 5.00%, 08/01/40 (Call 08/01/26)	500	589,485
Series B-1, 5.00%, 08/01/45 (Call 08/01/27)	1,000	1,185,820
Series C, 5.00%, 11/01/21	500	543,300
Series C, 5.00%, 11/01/24	950	1,131,678
Series C, 5.00%, 11/01/25 (Call 05/01/25)	500	600,575
Series C, 5.00%, 11/01/26	115	143,856
Series C, 5.00%, 11/01/27 (Call 11/01/25)	500	604,885
Series C, 5.00%, 11/01/29 (Call 05/01/27)	1,000	1,244,560
Series C, 5.00%, 11/01/33 (Call 11/01/20)	430	450,188
Series C, 5.00%, 11/01/39 (Call 11/01/20)	250	261,130
Series C-1, 5.00%, 05/01/23	500	569,500
Series C-2, 5.00%, 05/01/32 (Call 05/01/28)	500	622,680
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	1,085	1,197,894
Series D, 5.00%, 11/01/23 (Call 05/01/20)	250	258,115
Series D, 5.00%, 02/01/25 (Call 02/01/21)	155	164,229
Series D, 5.00%, 02/01/27 (Call 02/01/21)	250	264,715
Series D, 5.00%, 02/01/31 (Call 02/01/21)	300	316,845
Series D, 5.00%, 02/01/35 (Call 02/01/21)	500	527,400
Series E, 5.00%, 11/01/23 (Call 05/01/21)	115	122,884
Series E-1, 5.00%, 02/01/29 (Call 02/01/26)	750	909,367

2

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	$500	$594,080
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	1,500	1,812,075
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	200	238,524
Series E-1, 5.00%, 02/01/39 (Call 02/01/26)	500	585,230
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	1,400	1,606,164
Series E-1, 5.00%, 02/01/42 (Call 02/01/22)	250	270,158
Series F-1, 5.00%, 02/01/29 (Call 02/01/23)	1,500	1,683,735
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	1,000	1,202,830
Series F-1, 5.00%, 05/01/39 (Call 05/01/22)	670	729,905
Series I, 5.00%, 05/01/42 (Call 05/01/23)	325	361,985
New York City Trust for Cultural Resources RB
Series A, 5.00%, 01/01/34 (Call 01/01/29)	1,000	1,256,660
Series A, 5.00%, 01/01/37 (Call 01/01/29)	500	621,560
Series A, 5.00%, 01/01/38 (Call 01/01/29)	500	619,590
New York City Water & Sewer System RB
4.00%, 06/15/46 (Call 12/15/26)	1,500	1,632,990
5.00%, 06/15/25 (Call 06/15/20)	200	207,550
5.00%, 06/15/25 (PR 06/15/20)	300	311,451
5.00%, 06/15/26 (Call 06/15/21)	25	26,817
5.00%, 06/15/26 (PR 06/15/21)	235	252,515
5.00%, 06/15/39 (Call 06/15/19)	1,675	1,676,871
Series AA, 5.00%, 06/15/24	200	236,242
Series AA, 5.00%, 06/15/34 (PR 06/15/21)	420	451,303
Series AA, 5.00%, 06/15/44 (PR 06/15/21)	150	161,180
Series BB, 4.00%, 06/15/47 (Call 12/15/22)	400	418,000
Series BB, 5.00%, 06/15/31 (Call 06/15/20)	610	632,131
Series BB, 5.00%, 06/15/44 (Call 12/15/21)	500	539,790
Series BB, 5.00%, 06/15/46 (Call 06/15/23)	195	217,292
Series BB, 5.00%, 06/15/46 (Call 06/15/25)	500	575,875
Series BB, 5.00%, 06/15/47 (Call 12/15/22)	460	508,038
Series BB-1, 5.00%, 06/15/46 (Call 06/15/27)	625	742,475
Series BB-2, 5.00%, 06/15/32 (Call 06/15/27)	500	613,380
Series CC, 5.00%, 06/15/45 (Call 12/15/21)	1,100	1,186,713
Series CC, 5.00%, 06/15/47 (Call 06/15/23)	370	411,621
Series CC, 5.00%, 06/15/47 (PR 06/15/23)	330	377,513
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	250	281,118
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	1,000	1,133,860
Series CC-2, 5.00%, 06/15/23 (Call 12/15/21)	600	655,320
Series DD, 5.00%, 06/15/21	500	537,685
Series DD, 5.00%, 06/15/22	500	555,725
Series DD, 5.00%, 06/15/24 (Call 12/15/22)	500	563,810
Series DD, 5.00%, 06/15/25 (Call 12/15/23)	275	318,381
Series DD, 5.00%, 06/15/29 (Call 06/15/24)	500	583,695
Series DD, 5.00%, 06/15/34 (Call 06/15/23)	205	231,076
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	505	568,271
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	500	573,825
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	500	571,375
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	1,500	1,768,785
Series EE, 5.00%, 06/15/34 (Call 06/15/22)	500	548,695
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	500	604,680
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	300	361,809
Series FF, 4.00%, 06/15/45 (Call 06/15/22)	500	519,690
Series FF, 5.00%, 06/15/45 (Call 06/15/22)	1,250	1,365,937
Series FF-2, 5.00%, 06/15/40 (Call 06/15/19)	250	250,283
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	500	582,805
Series GG, 5.00%, 06/15/43 (PR 06/15/21)	280	300,868
Series GG-1, 5.25%, 06/15/32 (Call 07/01/19)	750	752,107
Series GG-2, 5.25%, 06/15/40 (Call 06/15/19)	115	115,137
Series HH, 5.00%, 06/15/26 (Call 06/15/21)	750	804,502
Series HH, 5.00%, 06/15/31 (Call 06/15/21)	160	171,490
Series-EE, 5.38%, 06/15/43 (Call 12/15/20)	125	132,214

Security	Par (000)	Value

New York (continued)
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	$250	$291,340
Series A, 0.00%, 11/15/48(a)	500	184,715
Series A, 5.00%, 11/15/46 (Call 11/15/26)	500	586,030
New York Liberty Development Corp. RB
5.00%, 12/15/41 (Call 12/15/21) (GOI)	1,270	1,371,295
5.25%, 12/15/43 (Call 12/15/21) (GOI)	740	807,185
5.75%, 11/15/51 (Call 11/15/21)	90	98,873
New York Local Government Assistance Corp. RB
5.00%, 04/01/21	175	186,769
Series A, 5.00%, 04/01/20	1,500	1,546,005
Series A, 5.00%, 04/01/21	500	533,625
New York Municipal Bond Bank Agency RB
5.00%, 12/01/19 (SAW)	50	50,931
5.00%, 12/01/21 (SAW)	1,020	1,109,750
New York Power Authority (The) RB
Series A, 4.50%, 11/15/47 (Call 07/01/19) (NPFGC)	355	355,674
Series A, 5.00%, 11/15/22	600	675,264
Series A, 5.00%, 11/15/38 (Call 11/15/21) (GOI)	410	441,841
Series C, 5.00%, 11/15/20 (Call 07/01/19) (NPFGC)	1,090	1,093,270
Series C, 5.00%, 11/15/21 (Call 07/01/19) (NPFGC)	350	350,997
New York State Dormitory Authority RB
5.00%, 10/01/20	220	230,804
5.00%, 10/01/24	190	226,450
5.00%, 03/15/33 (Call 03/15/28)	300	372,492
5.00%, 03/15/41 (Call 03/15/27)	350	415,628
5.00%, 03/15/44 (Call 03/15/27)	105	124,284
Series 1, 5.50%, 07/01/40 (AMBAC)	400	559,384
Series A, 4.00%, 03/15/47 (Call 03/15/28)	500	550,810
Series A, 5.00%, 03/15/20	800	822,768
Series A, 5.00%, 12/15/20	150	158,313
Series A, 5.00%, 03/15/21	825	878,089
Series A, 5.00%, 07/01/22 (Call 07/01/19)	460	461,334
Series A, 5.00%, 02/15/24	1,000	1,166,260
Series A, 5.00%, 03/15/24	500	585,545
Series A, 5.00%, 12/15/24 (Call 12/15/22)	250	281,075
Series A, 5.00%, 12/15/25 (Call 12/15/22)	1,000	1,123,190
Series A, 5.00%, 02/15/26 (Call 02/15/24)	355	412,606
Series A, 5.00%, 07/01/26	1,000	1,230,830
Series A, 5.00%, 10/01/26	255	320,805
Series A, 5.00%, 10/01/27	500	642,130
Series A, 5.00%, 03/15/28 (Call 03/15/25)	340	404,675
Series A, 5.00%, 10/01/28	500	655,115
Series A, 5.00%, 12/15/28 (Call 12/15/22)	575	644,356
Series A, 5.00%, 02/15/29 (Call 02/15/27)	920	1,141,628
Series A, 5.00%, 03/15/30 (Call 03/15/25)	400	473,164
Series A, 5.00%, 12/15/30 (Call 12/15/22)	500	559,580
Series A, 5.00%, 03/15/31 (Call 03/15/25)	1,000	1,177,850
Series A, 5.00%, 03/15/32 (Call 03/15/24)	340	391,034
Series A, 5.00%, 03/15/35 (Call 03/15/25)	500	583,435
Series A, 5.00%, 02/15/36 (Call 02/15/27)	500	598,475
Series A, 5.00%, 07/01/37 (Call 07/01/22)	760	830,418
Series A, 5.00%, 03/15/38 (Call 03/15/23)	500	558,380
Series A, 5.00%, 02/15/40 (Call 08/15/26)	500	588,930
Series A, 5.00%, 07/01/41 (Call 07/01/26)	250	289,868
Series A, 5.00%, 10/01/41 (Call 04/01/21)	500	529,445
Series A, 5.00%, 02/15/43 (Call 02/15/23)	500	553,780
Series A, 5.00%, 07/01/43 (Call 07/01/23)	1,025	1,150,224
Series A, 5.00%, 03/15/44 (Call 03/15/24)	500	563,960
Series A, 5.00%, 07/01/45 (Call 07/01/25)	100	112,927
Series A, 5.00%, 07/01/46 (Call 01/01/27)	250	289,855

3

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 10/01/47	$300	$444,375
Series A, 5.00%, 07/01/48 (Call 07/01/28)	500	598,040
Series A, 5.00%, 10/01/48	500	744,030
Series A-2, 5.00%, 10/01/46	225	331,537
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	720	849,809
Series B, 5.00%, 10/01/22	125	140,189
Series B, 5.00%, 02/15/26	1,970	2,418,116
Series B, 5.00%, 02/15/31 (Call 02/15/25)	1,000	1,175,790
Series B, 5.00%, 02/15/31 (Call 08/15/27)	750	927,967
Series B, 5.00%, 03/15/31 (Call 03/15/22)	1,050	1,148,248
Series B, 5.00%, 02/15/34 (Call 02/15/25)	500	583,230
Series B, 5.00%, 02/15/34 (Call 08/15/27)	1,000	1,219,610
Series B, 5.00%, 03/15/34 (Call 03/15/22)	440	479,930
Series B, 5.00%, 03/15/35 (Call 03/15/22)	500	544,980
Series B, 5.00%, 02/15/37 (Call 08/15/27)	500	601,985
Series B, 5.00%, 02/15/38 (Call 02/15/25)	500	578,090
Series B, 5.00%, 10/01/38 (Call 04/01/28)	500	616,710
Series B, 5.00%, 03/15/42 (Call 03/15/22)	1,175	1,272,560
Series B, 5.00%, 02/15/43 (Call 08/15/27)	1,000	1,189,250
Series C, 5.00%, 03/15/29 (Call 03/15/21)	220	233,167
Series C, 5.00%, 03/15/31 (Call 03/15/21)	250	264,690
Series C, 5.00%, 03/15/35 (Call 03/15/24)	500	571,130
Series C, 5.00%, 03/15/36 (Call 03/15/28)	1,000	1,223,590
Series C, 5.00%, 03/15/38 (Call 03/15/28)	500	608,040
Series C, 5.00%, 03/15/41 (Call 03/15/21)	500	528,640
Series C, 5.50%, 07/01/23 (NPFGC)	200	225,770
Series D, 5.00%, 02/15/23	200	226,292
Series D, 5.00%, 02/15/25	1,400	1,675,324
Series D, 5.00%, 02/15/28 (Call 08/15/26)	200	246,616
Series D, 5.00%, 02/15/40 (Call 02/15/22)	300	324,714
Series D, 5.00%, 02/15/42 (Call 02/15/22)	250	270,233
Series E, 4.00%, 03/15/27 (Call 09/15/25)	400	457,964
Series E, 5.00%, 05/15/20	520	537,701
Series E, 5.00%, 02/15/23	500	565,730
Series E, 5.00%, 02/15/24	1,000	1,166,260
Series E, 5.00%, 03/15/31 (Call 09/15/25)	1,000	1,192,410
Series E, 6.13%, 01/01/31 (Call 07/01/19)	5	5,018
Series F, 5.00%, 10/01/26 (Call 10/01/22) (AGM, SAW)	400	442,532
New York State Environmental Facilities Corp. RB
5.00%, 06/15/19	675	675,783
5.00%, 05/15/21	1,000	1,072,710
5.00%, 06/15/30 (Call 06/15/23)	315	357,046
5.00%, 06/15/46 (Call 06/15/27)	835	998,009
Series A, 4.00%, 06/15/26 (Call 06/15/22)	420	452,924
Series A, 5.00%, 06/15/19	600	600,696
Series A, 5.00%, 06/15/20	1,065	1,106,322
Series A, 5.00%, 06/15/22	375	416,794
Series A, 5.00%, 06/15/23	250	286,743
Series A, 5.00%, 06/15/23 (Call 06/15/22)	640	709,510
Series A, 5.00%, 06/15/24 (Call 06/15/22)	640	707,898
Series A, 5.00%, 06/15/34 (Call 07/01/19)	180	180,452
Series A, 5.00%, 06/15/35 (Call 06/15/27)	200	244,378
Series A, 5.00%, 06/15/41 (Call 06/15/26)	1,000	1,184,070
Series A, 5.13%, 06/15/38 (Call 07/01/19)	120	120,320
Series B, 5.00%, 06/15/20	350	363,580
Series B, 5.00%, 06/15/36 (Call 06/15/21)	500	533,440
Series B, 5.00%, 06/15/41 (Call 06/15/21)	90	95,952
Series B, 5.00%, 06/15/43 (Call 06/15/28)	1,000	1,215,270
Series D, 5.00%, 06/15/22	520	577,954
Series E, 5.00%, 06/15/47 (Call 06/15/27)	1,000	1,194,020

Security	Par (000)	Value

New York (continued)
New York State Thruway Authority Highway & Bridge Trust Fund RB
5.00%, 04/01/29 (Call 04/01/22)	$1,500	$1,645,590
Series A-1, 5.00%, 04/01/31 (Call 04/01/21)	200	212,262
New York State Thruway Authority RB
5.00%, 01/01/24	500	579,610
5.00%, 01/01/25 (Call 01/01/24)	130	149,577
5.00%, 01/01/27 (Call 01/01/24)	1,970	2,263,845
5.00%, 01/01/31 (Call 01/01/26)	100	119,388
Series A, 4.00%, 01/01/51 (Call 01/01/26)	585	624,517
Series A, 5.00%, 03/15/20	230	236,546
Series A, 5.00%, 03/15/21	250	266,088
Series A, 5.00%, 03/15/21 (Call 09/15/20)	85	88,868
Series A, 5.00%, 03/15/23 (Call 09/15/21)	250	270,348
Series A, 5.00%, 03/15/29 (Call 09/15/20)	250	261,075
Series A, 5.00%, 01/01/46 (Call 01/01/26)	500	577,785
Series A, 5.00%, 01/01/51 (Call 01/01/26)	600	686,688
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,765	3,195,179
Series B, 5.50%, 04/01/20 (AMBAC)	260	268,861
Series I, 5.00%, 01/01/37 (Call 01/01/22)	300	323,310
Series I, 5.00%, 01/01/42 (Call 01/01/22)	1,000	1,075,850
Series J, 5.00%, 01/01/26 (Call 01/01/24)	100	114,964
Series K, 5.00%, 01/01/30 (Call 01/01/25)	465	546,589
Series K, 5.00%, 01/01/31 (Call 01/01/25)	250	292,338
Series K, 5.00%, 01/01/32 (Call 01/01/25)	340	396,365
Series L, 4.00%, 01/01/36 (Call 01/01/28)	500	558,035
Series L, 5.00%, 01/01/21	250	264,290
Series L, 5.00%, 01/01/25	200	238,532
Series L, 5.00%, 01/01/35 (Call 01/01/28)	810	990,970
New York State Urban Development Corp. RB
5.00%, 03/15/26	500	614,970
Series A, 5.00%, 03/15/22	545	599,446
Series A, 5.00%, 03/15/23	1,570	1,780,835
Series A, 5.00%, 03/15/24	1,295	1,513,946
Series A, 5.00%, 03/15/25	350	419,776
Series A, 5.00%, 03/15/27 (Call 03/15/26)	155	189,760
Series A, 5.00%, 03/15/29 (Call 09/15/25)	750	899,295
Series A, 5.00%, 03/15/31 (Call 03/15/21)	250	264,915
Series A, 5.00%, 03/15/31 (Call 03/15/26)	400	480,188
Series A, 5.00%, 03/15/32 (Call 03/15/26)	600	716,712
Series A, 5.00%, 03/15/32 (Call 03/15/27)	500	609,755
Series A, 5.00%, 03/15/35 (Call 09/15/25)	350	412,027
Series A, 5.00%, 03/15/35 (Call 03/15/26)	200	236,550
Series A-1, 5.00%, 03/15/21	450	478,957
Series A-1, 5.00%, 03/15/22	400	439,960
Series A-1, 5.00%, 03/15/24 (Call 03/15/23)	500	566,535
Series A-1, 5.00%, 03/15/28 (Call 03/15/23)	520	587,148
Series A-1, 5.00%, 03/15/43 (Call 03/15/23)	240	265,538
Series C, 4.00%, 03/15/47 (Call 09/15/27)	500	545,510
Series C, 5.00%, 03/15/24 (Call 03/15/23)	700	793,149
Series C, 5.00%, 03/15/27	285	357,849
Series C, 5.00%, 03/15/39 (Call 09/15/27)	500	598,555
Series D, 5.00%, 03/15/22	1,050	1,154,895
Series D, 5.00%, 03/15/24 (Call 03/15/23)	1,000	1,133,070
Series E, 5.00%, 03/15/25 (Call 03/15/23)	100	113,268
Port Authority of New York & New Jersey RB 4.00%, 12/15/40 (Call 06/15/24)	400	432,652
4.00%, 09/01/43 (Call 09/01/28)	750	828,397
4.00%, 06/15/44 (Call 06/15/24)	250	269,830
5.00%, 07/15/24	125	147,735

4

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
5.00%, 11/15/25	$100	$122,616
5.00%, 09/01/34 (Call 09/01/24) (GOI)	250	289,305
5.00%, 07/15/35 (Call 07/15/28)	500	620,670
5.00%, 09/01/36 (Call 09/01/24) (GOI)	400	460,764
Series 116, 4.00%, 09/15/31 (Call 09/15/19)	500	502,410
Series 116, 4.50%, 09/15/39 (Call 09/15/19) (GOI)	475	478,315
Series 116, 5.00%, 09/15/36 (Call 09/15/19) (GOI)	200	201,866
Series 116, 5.00%, 01/15/41 (Call 01/15/21) (GOI)	250	262,438
Series 163, 5.00%, 07/15/32 (Call 07/15/20) (GOI)	275	285,585
Series 173, 4.00%, 12/01/31 (Call 06/01/22) (GOI)	250	265,558
Series 173, 4.00%, 06/01/32 (Call 06/01/22)	170	180,458
Series 190, 5.00%, 05/01/33 (Call 05/01/20)	250	257,770
Series 194, 5.00%, 10/15/29 (Call 10/15/25)	1,000	1,207,610
Series 194, 5.00%, 10/15/34 (Call 10/15/25)	500	593,640
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	500	585,945
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	1,000	1,182,510
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	500	593,495
Series 200, 5.00%, 10/15/47 (Call 04/15/27)	750	890,625
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	500	585,680
Series 205, 5.00%, 11/15/42 (Call 11/15/27)	405	488,300
Series 5, 5.38%, 03/01/28 (GOI)	500	595,770
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/19	935	947,707
Series A, 5.00%, 10/15/20	1,535	1,612,149
Series A, 5.00%, 10/15/21	900	977,625
Series A, 5.00%, 10/15/22	475	533,867
Series A, 5.00%, 10/15/23	300	347,034
Series A, 5.00%, 10/15/24	1,750	2,085,055
Series A, 5.00%, 10/15/26 (Call 10/15/24)	1,020	1,207,731
Series A, 5.00%, 10/15/28 (Call 10/15/24)	1,750	2,066,137
Series A, 5.00%, 10/15/31 (Call 10/15/24)	1,385	1,625,644
State of New York GO 4.25%, 12/15/41 (Call 12/15/21)	3,000	3,173,880
5.00%, 03/01/21	810	863,023
5.00%, 03/15/21	375	400,091
5.00%, 02/15/22 (Call 02/15/21)	100	106,370
5.00%, 03/01/23	1,000	1,138,440
Series A, 4.00%, 03/01/38 (Call 03/01/23)	200	211,602
Series A, 5.00%, 02/15/22	500	550,590
Series A, 5.00%, 03/01/28 (Call 03/01/23)	370	417,741
Series A, 5.00%, 02/15/34 (Call 07/01/19)	475	476,268
Series A, 5.00%, 02/15/39 (Call 07/01/19)	450	451,188
Suffolk County Water Authority RB 4.00%, 06/01/31 (Call 06/01/25)	1,000	1,122,110
4.00%, 06/01/39 (Call 06/01/25)	500	551,110
5.00%, 06/01/25 (Call 06/01/24)	15	17,722
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,485	3,870,197
Syracuse Industrial Development Agency RB 4.00%, 05/01/33 (Call 05/01/27) (SAW)	500	574,695
5.00%, 05/01/31 (Call 05/01/27) (SAW)	500	621,125
5.00%, 05/01/32 (Call 05/01/27) (SAW)	130	160,732
Town of Hempstead NY GOL, 5.00%, 06/15/22	1,950	2,171,637
Triborough Bridge & Tunnel Authority RB 5.00%, 11/15/23	745	864,647
5.00%, 11/15/26	1,000	1,257,640
Series A, 0.00%, 11/15/30(a)	445	329,821
Series A, 0.00%, 11/15/32(a)	200	137,538
Series A, 5.00%, 11/15/22	150	167,846
Series A, 5.00%, 01/01/23 (PR 01/01/22)	75	82,104
Series A, 5.00%, 11/15/24	200	238,974
Series A, 5.00%, 11/15/24 (Call 05/15/23)	290	329,495
Series A, 5.00%, 11/15/27 (Call 05/15/23)	500	566,040

Security	Par/ Shares (000)	Value

New York (continued)
Series A, 5.00%, 01/01/28 (PR 01/01/22)	$350	$383,152
Series A, 5.00%, 11/15/40 (Call 05/15/25)	250	289,548
Series A, 5.00%, 11/15/43 (Call 05/15/28)	500	606,125
Series A, 5.00%, 11/15/46 (Call 05/15/26)	1,375	1,612,339
Series A, 5.25%, 01/01/28 (PR 01/01/22) (GOI)	425	467,942
Series B, 0.00%, 11/15/32(a)	700	483,301
Series B, 4.00%, 11/15/21	200	213,194
Series B, 5.00%, 11/15/19	675	686,279
Series B, 5.00%, 11/15/20	1,765	1,858,051
Series B, 5.00%, 11/15/21	520	567,455
Series B, 5.00%, 11/15/22	500	562,900
Series B, 5.00%, 11/15/24 (Call 11/15/22)	650	729,196
Series B, 5.00%, 11/15/25 (Call 11/15/22)	710	795,491
Series B, 5.00%, 11/15/27 (Call 11/15/22)	415	464,671
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,233,470
Series B, 5.00%, 11/15/35 (Call 05/15/27)	325	394,098
Series B, 5.00%, 11/15/37 (Call 05/15/27)	400	481,908
Series B, 5.00%, 11/15/38 (Call 05/15/27)	250	300,103
Series B, 5.50%, 01/01/30 (PR 01/01/22) (GOI)	945	1,045,435
Series C, 5.00%, 11/15/25	500	613,770
Series E, 5.50%, 11/15/19 (NPFGC)	255	259,746
Utility Debt Securitization Authority RB 5.00%, 12/15/24 (Call 12/15/22)	700	786,492
5.00%, 12/15/32 (Call 12/15/25)	1,000	1,197,890
5.00%, 12/15/35 (Call 12/15/25)	600	711,432
5.00%, 12/15/36 (Call 12/15/25)	150	177,405
5.00%, 12/15/37 (Call 12/15/25)	750	884,962
5.00%, 12/15/39 (Call 12/15/27)	1,200	1,462,296
5.00%, 12/15/41 (Call 12/15/27)	255	309,083
Series A, 5.00%, 12/15/35 (Call 06/15/26)	375	449,621
Series B, 5.00%, 12/15/22 (Call 12/15/20)	505	532,472
Series B, 5.00%, 06/15/23 (Call 06/15/21)	600	643,728
Series B, 5.00%, 12/15/24 (Call 12/15/22)	650	730,314
Series TE, 5.00%, 12/15/29 (Call 12/15/23)	1,250	1,436,512
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	750	860,137
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	1,000	1,142,530
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	1,995	2,267,517

		365,175,871

Total Municipal Debt Obligations — 97.8% (Cost: $351,771,308)		365,175,871

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Liquidity Funds New York Money Fund Portfolio, 1.44%(d)(e)	4,165	4,165,008

Total Short-Term Investments — 1.1% (Cost: $4,165,008)		4,165,008

Total Investments in Securities — 98.9% (Cost: $355,936,316)		369,340,879

Other Assets, Less Liabilities — 1.1%		4,140,061

Net Assets — 100.0%		$373,480,940

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

5

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® New York Muni Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 05/31/19 (000)	Value at 05/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio	3,236	929	4,165	$4,165,008	$17,905	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$365,175,871	$—	$365,175,871
Money Market Funds	4,165,008	—	—	4,165,008

	$4,165,008	$365,175,871	$—	$369,340,879

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Co.

GO	General Obligation

GOI	General Obligation of the Issuer

GOL	General Obligation Limited

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

RB	Revenue Bond

SAW	State Aid Withholding

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